Redeemable Common Stock and Stock Purchase Warrants (Details Textual) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 28, 2013	Mar. 24, 2011	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
Common Stock Purchase Price	$ 0.50	$ 0.75
Proceeds From Issuance Of Common Stock And Warrants	$ 9,100,000
Stock Issued During Period, Shares, Acquisitions	18,600,000	12,533,333
Stock Issued During Period, Value, Share-based Compensation, Gross	9,300,000	9,400,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited	500,000	500,000
Estimated Fair Value Of Warrants				2,011,000	1,046,000
Percentage Of Cash Penalties			1.00%	1.00%
Purchase Price Limit Percentage			10.00%	10.00%
Maximum [Member]
Potential Penalties Amount			130,000	130,000
Minimum [Member]
Potential Penalties Amount			50,000	50,000
January 2013 Private Placement [Member]
Common Stock Purchase Price				$ 0.50
Proceeds From Issuance Of Common Stock And Warrants				9,300,000
Warrants Issued During Period For Common Stock				1,860,000
Warrants Exercise Price Per Share				$ 0.66
Percentage Of Common Stock Purchased				25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				1,064,658
Net Shares Reclassified to Mandatorily Redeemable Capital Stock, Value				8,800,000
Proceeds from Issuance of Warrants				400,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost				200,000
Warrants and Rights Outstanding				800,000
April 2011 Private Placement [Member]
Common Stock Purchase Price				$ 0.75
Proceeds From Issuance Of Common Stock And Warrants				9,400,000
Warrants Issued During Period For Common Stock				1,266,667
Warrants Exercise Price Per Share				$ 0.90
Percentage Of Common Stock Purchased				25.00%
Net Shares Reclassified to Mandatorily Redeemable Capital Stock, Value				8,200,000
Proceeds from Issuance of Warrants				900,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost				$ 300,000
April 2011 Private Placement [Member] | Maximum [Member]
Warrants Exercise Price Per Share				$ 0.90
April 2011 Private Placement [Member] | Minimum [Member]
Warrants Exercise Price Per Share				$ 0.50